Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2018
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Equity Investments in Subsidiaries, Associates and Joint Ventures

NOTE 16. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES

16.1.    Equity Investments in Subsidiaries

The basic information regarding Grupo Financiero Galicia’s consolidated subsidiaries is detailed as follows:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.18	12.31.17	12.31.18	12.31.17
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	795,973,974	100	100
Cobranzas Regionales S.A.	8,300	7,700	83	77
Galicia Administradora de Fondos S.A.	20,000	20,000	100	100
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99	99.99
Galicia Retiro Compañía de Seguros S.A.	7,727,271	7,727,271	99.99	99.99
Galicia Seguros S.A.	1,830,883	1,830,883	99.99	99.99
Galicia Valores S.A.	1,000,000	1,000,000	100	100
Galicia Warrants S.A.	1,000,000	1,000,000	100	100
Financial Trust Galtrust I	—	—	—	100
Financial Trust Saturno Créditos	—	—	100	100
Net Investment S.A. (in Liquidation)(*)	—	12,000	—	100
Ondara S.A.	13,636,990	12,709,967	83.85	78.15
Sudamericana Holding S.A.	185,653	185,653	100	100
Tarjeta Naranja S.A.	2,344	2,174	83	77
Tarjetas Regionales S.A.	894,552,668	829,886,212	83	77

(*)	The final distribution was paid out on January 9, 2018.

The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.18
Company	Assets	Liabilities	Shareholders’ Equity	Net Income(*)
Banco de Galicia y Buenos Aires S.A.U.	517,877,929	468,725,396	49,152,533	(1,789,529)
Cobranzas Regionales S.A.	110,115	67,750	42,365	6,887
Galicia Administradora de Fondos S.A.	674,108	229,514	444,594	385,151
Galicia Broker Asesores de Seguros S.A.(**)	26,475	13,382	13,093	25,056
Galicia Retiro Compañía de Seguros S.A.(**)	249,069	186,776	62,293	24,293
Galicia Seguros S.A.(**)	2,703,486	1,654,652	1,048,834	544,122
Galicia Valores S.A.	258,936	39,877	219,059	66,678
Galicia Warrants S.A.	442,502	226,880	215,622	114
Financial Trust Saturno Créditos	17,055	1,184	15,871	(2,586)
Ondara S.A.	22,511	22	22,489	1,636
Sudamericana Holding S.A.(**)	3,307,403	1,955,028	1,352,375	249,358
Tarjeta Naranja S.A.	51,194,581	41,875,082	9,319,499	2,068,688
Tarjetas Regionales S.A.	52,713,479	42,579,675	10,133,804	(2,139,323)

(*)	Income attributable to the shareholder’s of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2018.

	12.31.17
Company	Assets	Liabilities	Shareholders’ Equity	Net Income(*)
Banco de Galicia y Buenos Aires S.A.U.	480,374,665	416,511,409	63,863,256	5,664,659
Cobranzas Regionales S.A.	85,518	33,136	52,382	7,657
Galicia Administradora de Fondos S.A.	1,087,676	408,209	679,467	648,361
Galicia Broker Asesores de Seguros S.A.(**)	47,408	29,699	17,709	19,852
Galicia Retiro Compañía de Seguros S.A. (**)	285,152	224,780	60,372	6,384
Galicia Seguros S.A. (**)	2,907,428	1,739,299	1,168,129	599,791
Galicia Valores S.A.	259,016	34,034	224,982	73,052
Galicia Warrants S.A.	3,624,332	2,020,122	1,604,210	385,104
Financial Trust Galtrust I	208,171	503	207,668	97,817
Financial Trust Saturno Créditos	34,508	2,086	32,422	3,944
Net Investment S.A. (in Liquidation)(***)	419	—	419	(55)
Ondara S.A.	37,738	6,951	30,787	8,693
Sudamericana Holding S.A.(**)	432,842	217,333	215,509	7,886
Tarjeta Naranja S.A.	53,189,426	41,598,049	11,591,377	3,643,368
Tarjetas Regionales S.A.	54,653,428	42,229,161	12,424,267	4,017,095

(*)	Income attributable to the shareholder’s of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2017.
(***)	The final distribution was paid out on January 9, 2018.

The Bank’s General Ordinary and Extraordinary Shareholders’ Meeting held on April 24, 2018 approved the amendment to Article 1 of the Bylaws, changing the corporate name of Banco de Galicia y Buenos Aires S.A. for Banco de Galicia y Buenos Aires S.A.U. The Argentine Central Bank, through Resolution No. 200 issued by its Board of Directors on July 5, 2018, did not object to such change. On October 2, 2018, the Corporation Control Authority registered the change under Number 18709 of Book 91 of Stock Companies.

The General Ordinary Shareholders’ Meeting of Net Investment S.A. held on May 16, 2017 resolved to unanimously approve the early dissolution and subsequent liquidation of the company, under the provisions set out in Section 94, subsection 1, of General Corporations Law, i.e., by the shareholders’ decision. The financial statements as of December 31, 2017 are the latest financial statements available before Net Investment S.A.’s final liquidation.

16.2.    Investments in Associates and Joint Ventures

“Investments in Associates and Joint Ventures” break down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
Prisma Medios de Pago S.A.(*)	—	—	259,687
Nova Re Compañía Argentina de Reaseguros S.A. (**)	—	—	27,115
Others	56	83	1,107
Allowances	(56)	(83)	(1,107)

Total	—	—	286,802

(*)	As of December 31, 2017, it was classified to “Non-current Assets Held for Sale”. (See Notes 23 and 55).
(**)	Equity investment sold in September 2017.